Leases - Schedule of Amounts Recognized in the Consolidated Statements of Financial Position (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Right-of-use assets
- Non-current	RM 2,022,484	$ 478,615	RM 2,277,208
Lease liabilities
- Non-current	1,872,935	443,225	2,095,605
- Current	426,472	100,923	397,705
Lease liabilities	RM 2,299,407	$ 544,148	RM 2,493,310